Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements	The following table summarizes the future minimum rental payments under noncancelable operating lease arrangements in effect at December 31, 2023 (in thousands):
2024	$16,884
2025	17,223
2026	14,932
2027	14,497
2028	13,393
Thereafter	16,894
Total minimum payments	$93,823
Less: Imputed interest	11,967
Present value of lease liabilities	$81,856